Shareholders' Equity (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Restricted Stock [Member] Y	Dec. 31, 2011 Stock Options [Member] Y	Dec. 31, 2011 Stock incentive plan [Member]	Mar. 31, 2011 Annual Co-CEO Equity Bonus Plan [Member]	Dec. 31, 2011 Voting Preferred Stock [Member]	Dec. 31, 2011 Nonvoting Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, shares authorized								12,500,000	12,500,000
Preferred Stock, par value								$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance under stock incentive plans						12,800,000
Other benefit plans, shares							188,302
Common Stock issued, fair value per share							$ 33.99
Unrecognized compensation expense related to equity-based awards that have yet to vest				$ 8	$ 23
Weighted average period of cost expected to be recognized				2.4	3.2
Stockholders' Equity (Textual) [Abstract]
Rate of options exercisable per year, commencing one year after grant	20% per year commencing one year after grant
Duration of options expiration, after date of grant	10 years
Total intrinsic value of options exercised	23	19	11
Cash received from the exercise of stock options	33	27	10
Tax benefit related to exercise of stock options	7	6	4
Fair value per share of options granted	$ 12.49	$ 8.90	$ 5.85
Restricted common stock vesting period	three or four year period
Total compensation expense related to stock incentive plans	22	20	13
Tax benefit related to compensation costs	7	6	3
Net of tax unrealized gains (losses) related to credit-only impaired securities	$ (16)	$ (11)	$ (66)